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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number: _________
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Quantitative Advantage LLC
Address:   10225 Yellow Circle Drive
           Minnetonka, MN 55343

Form 13F File Number: 028-119785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John W. Wing
Title:     President
Phone:     (952) 942-3206

Signature, Place, and Date of Signing:

     /s/ John W. Wing       Minnetonka, Minnesota         August 8, 2007
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              None
Form 13F Information Table Entry Total:           13
Form 13F Information Table Value Total:  $   269,546
                                          (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
                                                                                VOTING AUTHORITY
                                           VALUE     SH OR                     -------------------
NAME OF ISSUER TITLE OF CLASS    CUSIP   (x $1,000) PRN AMT INV DISC OTHER MGR SOLE SHARED  NONE
-------------- --------------  --------- ---------- ------- -------- --------- ---- ------ -------
 ISHARES INC   MSCI PAC J IDX  464286665   17334     118318   SOLE      N/A                 118318
 ISHARES TR    1-3 YR TRS BD   464287457    9415     117447   SOLE      N/A                 117447
 ISHARES TR    DJ US BAS MATL  464287838   20908     297751   SOLE      N/A                 297751
 ISHARES TR    DJ US TELECOMM  464287713   20612     611457   SOLE      N/A                 611457
 ISHARES TR    DJ US UTILS     464287697   18005     186972   SOLE      N/A                 186972
 ISHARES TR    LEHMAN AGG BND  464287226    9271      94252   SOLE      N/A                  94252
 ISHARES TR    MSCI EAFE IDX   464287465     492       6095   SOLE      N/A                   6095
 ISHARES TR    S&P 500 INDEX   464287200    3902      25927   SOLE      N/A                  25927
 ISHARES TR    S&P EURO PLUS   464287861   15857     135614   SOLE      N/A                 135614
 ISHARES TR    S&P LTN AM 40   464287390   17753      83271   SOLE      N/A                  83271
 ISHARES TR    S&P 500 VALUE   464287408   96139    1176728   SOLE      N/A                1176728
 ISHARES TR    S&P GSTI SOFTW  464287515   18893     397158   SOLE      N/A                 397158
 ISHARES TR    DJ US ENERGY    464287796   20965     174872   SOLE      N/A                 174872

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